Debt - Interest Expense, Debt (Details) - Convertible - Senior Convertible Notes due 2023 $ in Millions	12 Months Ended
Nov. 30, 2020 USD ($)
Debt Instrument [Line Items]
Contractual interest expense	$ 58
Amortization of debt discount and transaction costs	50
Interest expense total	$ 109